Document and Entity Information	Oct. 14, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 14, 2015
Registrant Name	TOCQUEVILLE TRUST
Central Index Key	0000801444
Amendment Flag	false
Document Creation Date	Oct. 14, 2015
Document Effective Date	Oct. 14, 2015
Prospectus Date	Feb. 27, 2015
The Tocqueville International Value Fund | The Tocqueville International Value Fund
Prospectus:
Trading Symbol	TIVFX